Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,264,980	$ 45,049	$ 1,027,191	$ 1,041,216
Post-employment benefits	2,007	72	2,208	3,884
Share-based payments	153,774	5,476	134,544	9,145
Total	$ 1,420,761	$ 50,597	$ 1,163,943	$ 1,054,245